Summary of Material Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Material Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The following estimated useful lives are used in the calculation of depreciation:
Plant and equipment	3 years
Vehicle	5 years